Earnings Per Share	9 Months Ended
Sep. 30, 2024
Earnings Per Share [Abstract]
Earnings Per Share

Note 9 – Earnings Per Share

The following table sets forth the computation of basic and diluted net income per share for the quarters ended September 30:

Schedule of computation of basic and diluted net income per share
	2024	2023
Net gain (loss) attributable to common stock	$(1,197,803)	$(651,482)
Basic weighted average outstanding shares of common stock	1,267,565	12,845
Dilutive common share equivalents	–	–
Dilutive weighted average outstanding shares of common stock	1,267,565	12,845
Net gain (loss) per share attributable to common stock	$(0.94)	$(50.72)